Cover	6 Months Ended
Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	One World Products, Inc.
Entity Central Index Key	0001622244
Entity Tax Identification Number	61-1744826
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3471 W. Oquendo Road,
Entity Address, Address Line Two	Suite 301,
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	800
Local Phone Number	605-3210
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3471 W. Oquendo Road,
Entity Address, Address Line Two	Suite 301,
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	800
Local Phone Number	605-3210
Contact Personnel Name	Isiah L. Thomas III